Reorganization and IPO	12 Months Ended
Dec. 31, 2013
Reorganization and IPO
Note 2.	Reorganization and IPO

Reorganization

In connection with the IPO, APAM and Holdings entered into a series of transactions in order to reorganize their capital structures and complete the IPO. The reorganization transactions included, among others, the following:

•	Appointment of APAM as the sole general partner of Holdings.

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Modification of APAM’s capital structure into three classes of common stock and a series of convertible preferred stock. Shares of Class B common stock, Class C common stock and convertible preferred stock were issued to pre-IPO partners of Holdings. A description of these shares is included in Note 10, “Stockholders’ Equity”.

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Merger (the “H&F Corp Merger”) into APAM of a corporation (“H&F Corp”) that at the time of the merger was a holder of preferred units and contingent value rights (“Partnership CVRs”) issued by Holdings and Class C common stock of APAM. As consideration for the merger, the shareholder of H&F Corp received shares of APAM’s convertible preferred stock, contingent value rights (“APAM CVRs”) issued by APAM, and the right to receive an amount of cash equal to H&F Corp’s share of the post-IPO distribution of Holdings pre-IPO retained profits.

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Entry by APAM into two tax receivable agreements (“TRAs”), one with the pre-merger shareholder of H&F Corp and the other with each limited partner of Holdings. Pursuant to the first TRA, APAM will pay to the counterparty a portion of certain tax benefits realized by APAM as a result of the H&F Corp Merger. Pursuant to the second TRA, APAM will pay to the counterparties a portion of certain tax benefits realized by APAM as a result of the purchase of Class A common units in connection with the IPO and future redemptions or exchanges of limited partner units of Holdings for APAM Class A common stock. The TRAs are further described in Note 3, “Summary of Significant Accounting Policies—Tax Receivable Agreements”.

Because APAM and Holdings were under common control at the time of the reorganization, APAM’s acquisition of control of Holdings was accounted for as a transaction among entities under common control. The consolidated financial statements of APAM reflect the following:

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Statements of Financial Condition—The assets, liabilities and equity of Holdings and of APAM have been carried forward at their historical carrying values. The historical partners’ deficit of Holdings is reflected as a noncontrolling interest.

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Statements of Operations, Comprehensive Income and Cash Flows—The historical consolidated statements of Holdings have been consolidated with the statements of operations, comprehensive income and cash flows of APAM.

Modification of Artisan Partners Holdings’ Units

As part of the reorganization, the limited partner units of Holdings were modified. In addition to modification of the voting and other rights with respect to each class of units, the following modifications were made to the Class B common units and the preferred units:

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The Class B common units of Holdings, which are held by employee-partners, were modified to eliminate a cash redemption feature. Prior to the reorganization, the terms of the Class B unit award agreements required Holdings to redeem the units from a holder whose employment by Artisan had been terminated. As a result of the redemption feature, Artisan was required to account for the Class B units as liability awards. At the time of the IPO, the amount of the liability was increased to $552.0 million to reflect the value implied by the IPO valuation. Thereafter, as a result of the elimination of the redemption feature, Artisan reclassified the entire liability to equity. The vesting of Class B awards that were unvested at the time of the reorganization will be reflected as “Pre-offering related compensation—share-based awards” over the remaining vesting period (see Note 11, “Compensation and Benefits”).

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The preferred units of Holdings were modified to eliminate the associated put right. In exchange for the elimination of the put right, Holdings issued Partnership CVRs to the holders of the preferred units. The CVRs were classified as liabilities and the preferred units were reclassified to permanent equity after the modification. As discussed above, in conjunction with the H&F Corp Merger, Artisan Partners Asset Management received modified preferred units and partnership CVRs and issued to the shareholder of H&F Corp convertible preferred stock and APAM CVRs. For each outstanding APAM CVR, APAM was issued one Partnership CVR. The convertible preferred stock and APAM CVRs issued are recorded at the carryover basis of the preferred units and Partnership CVRs originally held by the shareholders of H&F Corp. On November 6, 2013, all of the CVRs were terminated without any payment by us.

IPO and Use of Proceeds

The net proceeds from the IPO were $353.4 million. In connection with the IPO, Artisan used cash on hand to make cash incentive payments aggregating $56.8 million to certain of its portfolio managers. Artisan used a portion of the IPO net proceeds, combined with remaining cash on hand, for the following:

•	to pay distributions of retained profits in the aggregate amount of $105.3 million to the pre-IPO partners of Holdings;

•	to repay $90.0 million outstanding under our revolving credit agreement (see Note 6, “Borrowings”); and

•	to purchase for $76.3 million an aggregate of 2,720,823 Class A common units from certain Class A limited partners of Holdings.

Artisan is using the remaining proceeds for general corporate purposes.

November 2013 Offering

On November 6, 2013, APAM completed a registered public offering of 5,520,000 shares of Class A common stock (the “November 2013 Offering”) and utilized the entire $296.8 million of net proceeds to purchase 4,152,665 preferred units of Artisan Partners Holdings, APAM’s direct subsidiary, and 1,367,335 shares of APAM convertible preferred stock. The offering and subsequent purchase of shares and units had following impact on the consolidated financial statements:

•	The CVRs were terminated and the associated $5.9 million liability was eliminated.

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APAM received 5,520,000 GP units of Holdings, which increased APAM’s ownership interest in Holdings from 24% to 29%. See Note 8, “Noncontrolling interest—Holdings” for the impact of the change in ownership.

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APAM’s purchase of Holdings’ preferred units with a portion of the net proceeds resulted in an increase to deferred tax assets of approximately $123.9 million and an increase in amounts payable under tax receivable agreements of approximately $105.3 million.

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The purchase price of the convertible preferred stock exceeded its carrying value on APAM’s consolidated balance sheet by $32.2 million, which is considered a deemed dividend and is subtracted from net income to calculate income available to common stockholders in the calculation of earnings per share. The purchase of subsidiary preferred equity resulted in a similar deemed dividend, which reduced net income available to common stockholders by $19.5 million in the calculation of earnings per share.